Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	55,000,000	55,000,000
Common stock, shares issued	51,275,725	14,422,557	13,772,656
Common stock, shares outstanding	51,275,725	14,422,557	13,772,656
Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	25,000,000	25,643,493	25,643,493
Preferred stock, shares issued	0	25,357,721	25,357,721
Preferred stock, shares outstanding	0	25,357,721	25,357,721
Preferred stock, liquidation preference		$ 36,586	$ 36,586